Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$ 31	$ 15
Cash paid for interest	103	106
Non-cash investing and financing activities:
Construction in progress additions included in accounts payable	17	8
Turnaround additions included in accounts payable	1	3
Change in accounts payable related to construction in progress additions	9	(5)
Change in accounts payable related to turnaround additions	(2)	3
Landlord incentives for leasehold improvements	$ 0	$ 1